Acquisition of Businesses	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition of Businesses
Acquisition of Businesses
Acquisition of Manitoba Harvest

On July 10, 2015, FHF Holdings Ltd., a majority owned subsidiary of the Company, and 1037269 B.C. Ltd., a wholly owned subsidiary of FHF Holdings Ltd. (together, the "Buyer"), closed on the acquisition of all the issued and outstanding capital stock of Fresh Hemp Foods Ltd. ("Manitoba Harvest") pursuant to a stock purchase agreement (the "Manitoba Harvest Purchase Agreement") among the Buyer, Manitoba Harvest, Mike Fata, as the Stockholders’ Representative and the Signing Stockholders (as such term is defined in the Manitoba Harvest Purchase Agreement), entered into previously on June 5, 2015. Subsequent to the closing, 1037269 B.C. Ltd. merged with and into Manitoba Harvest.

Headquartered in Winnipeg, Manitoba, Manitoba Harvest is a branded, hemp-based food seller. Manitoba Harvest’s products are currently carried in approximately 7,000 retail stores across the U.S. and Canada. The Company’s hemp-exclusive, 100% all-natural product lineup includes hemp hearts, hemp oil and protein powder.

The Company made loans to and purchased an 87% controlling interest in Manitoba Harvest. The purchase price, including proceeds from noncontrolling interest, was approximately $102.7 million (C$130.3 million). The Company funded its portion of the acquisition price through drawings on its 2014 Revolving Credit Facility. Manitoba Harvest management and a minority shareholder invested in the transaction along with the Company representing approximately 13% initial noncontrolling interest on a primary basis. The fair value of the noncontrolling interest was determined based on enterprise value of the acquired entity multiplied by the ratio number of shares acquired by the minority shareholders to total shares. The transaction was accounted for as a business combination. CGM acted as an advisor to the Company in the acquisition and will continue to provide integration services during the first year of the Company's ownership of Manitoba Harvest. CGM will receive integration services fees of $1.0 million which is payable quarterly during the twelve month period subsequent to acquisition as services are rendered.

The results of operations of Manitoba Harvest have been included in the consolidated results of operations since the date of acquisition. Manitoba Harvest's results of operations are reported as a separate operating segment. The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date.

Manitoba Harvest
(in thousands)
Amounts Recognized as of Acquisition Date
Assets:
Cash	$164
Accounts receivable	3,787
Inventory (1)	8,743
Property, plant and equipment	8,203
Goodwill	37,882
Intangible assets	63,687
Other current and noncurrent assets	986
Total assets	$123,452

Liabilities and noncontrolling interest:
Current liabilities	3,267
Deferred tax liabilities	16,593
Other liabilities	23,332
Noncontrolling interest	7,638
Total liabilities and noncontrolling interest	$50,830

Net assets acquired	$72,622
Noncontrolling interest	7,638
Intercompany loans to business	23,593
$103,853
Acquisition Consideration
Purchase price	$104,437
Working capital adjustment	(584)
Total purchase consideration	$103,853
Less: Transaction costs	(1,145)
Purchase price, net	$102,708

(1) Includes $3.1 million of step-up in the basis of inventory, which was charged to cost of goods sold during 2015.

The Company incurred $1.1 million of transaction costs in conjunction with the acquisition of Manitoba Harvest during the year ended December 31, 2015 which are included in selling, general and administrative expenses in the consolidated statements of operations. The goodwill of $37.9 million, which is not expected to be deductible for tax purposes, reflects the strategic fit of Manitoba Harvest into the Company's branded products businesses.

The values assigned to the identified intangible assets were determined by discounting estimated future cash flows associated with these assets to their present value. The intangible assets recorded in connection with the Manitoba Harvest acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Tradename	$13,005	Indefinite
Technology and processes	9,616	10 years
Customer relationships	41,066	15 years
	$63,687

Acquisition of Clean Earth Holdings, Inc.
On August 26, 2014, CEHI Acquisition Corp., a subsidiary of the Company, closed on the acquisition of all the issued and outstanding capital stock of Clean Earth Holdings, Inc. pursuant to a stock purchase agreement among CEHI Acquisition Corp., Clean Earth, holders of stock and options in Clean Earth, Littlejohn Fund III, L.P. and the Company, entered into on August 7, 2014.

Headquartered in Hatboro, Pennsylvania, Clean Earth provides environmental services for a variety of contaminated materials including soils, dredged material, hazardous waste and drill cuttings. Clean Earth analyzes, treats, documents and recycles waste streams generated in multiple end-markets such as power, construction, oil and gas, infrastructure, industrial and dredging. Treatment includes thermal desorption, dredged material stabilization, bioremediation, physical treatment/screening and chemical fixation. Before the company accepts contaminated materials, it identifies a third party “beneficial reuse” site such as commercial redevelopment or landfill capping where the materials will be sent after they are treated. Clean Earth operates 14 permitted facilities in the Eastern U.S. Revenues from the environmental recycling facilities are generally recognized at the time of treatment.
The Company made loans to and purchased a 98% controlling interest in Clean Earth. The purchase price, including proceeds from noncontrolling interest, was approximately $251.4 million. The Company funded its portion of the acquisition through drawings on its 2014 Revolving Credit Facility and cash on hand. Clean Earth management invested in the transaction along with the Company representing an approximate 2% initial noncontrolling interest on a primary and fully diluted basis. In addition to its equity investment in Clean Earth, the Company provided loans totaling approximately $146.3 million to Clean Earth as part of the transaction. The fair value of the noncontrolling interest was determined based on the enterprise value of the acquired entity multiplied by the ratio of the number of shares acquired by the minority holders to total shares. The transaction is accounted for as a business combination. CGM acted as an advisor to the Company in the acquisition and continued to provide integration services during the first year of the Company's ownership of Clean Earth. CGM received integration service fees of $2.5 million which were payable quarterly as services were rendered beginning in the quarter ending December 31, 2014.
The results of operations of Clean Earth have been included in the consolidated results of operations since the date of acquisition. Clean Earth's results of operations are reported as a separate operating segment. The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date. The purchase price for Clean Earth was finalized during the first quarter of 2015 when the Company recorded an adjustment of $1.1 million to record deferred tax amounts based on the state tax rate in effect for the states in which each of the intangible assets are utilized.

Clean Earth
(in thousands)
Amounts Recognized as of Acquisition Date
Assets:
Cash	$3,683
Accounts receivable, net (1)	41,821
Property, plant and equipment (2)	43,437
Intangible assets	135,939
Goodwill	109,738
Other current and noncurrent assets	8,697
Total assets	$343,315

Liabilities and noncontrolling interest:
Current liabilities	$27,205
Other liabilities	149,760
Deferred tax liabilities	61,299
Noncontrolling interest	2,275
Total liabilities and noncontrolling interest	$240,539

Net assets acquired	$102,776
Noncontrolling interest	2,275
Intercompany loans to business and debt assumed	148,248
$253,299

Acquisition Consideration
Purchase price	$243,000
Working capital adjustment	6,616
Cash acquired	3,683
Total purchase consideration	$253,299
Less: Transaction costs	(1,935)
Purchase price, net	$251,364

(1) Includes $42.5 million of gross contractual accounts receivable of which $0.6 million was not expected to be collected. The fair value of accounts receivable approximated book value acquired.

(2) Includes $20.9 million of property, plant and equipment basis step-up.

The Company incurred $1.9 million of transaction costs in conjunction with the Clean Earth acquisition for the year ended December 31, 2014, which is included in selling, general and administrative expense in the accompanying consolidated statements of operations. The goodwill of $109.7 million reflects the strategic fit of Clean Earth into the Company's niche industrial businesses. The goodwill will not be deductible for tax purposes.

The values assigned to the identified intangible assets were determined by discounting the estimated future cash flows associated with these assets to their present value. The intangible assets recorded in connection with the Clean Earth acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Customer relationships	$25,730	15 years
Permits and Airspace	93,209	10 - 20 years
Trade name	17,000	20 years
	$135,939

Acquisition of Sterno Products
On October 10, 2014, the Company, through its wholly owned subsidiary business, Sternocandlelamp Holdings, Inc. (the “Purchaser”), entered into a membership interest purchase agreement (the “Sterno Purchase Agreement”) with Candle Lamp Holdings, LLC (the “Seller”), and Candle Lamp Company, LLC (“SternoCandleLamp”) pursuant to which the Purchaser acquired all of the issued and outstanding equity of Sterno (the “Acquisition”). Headquartered in Corona, California, Sterno is the leading manufacturer and marketer of portable food warming fuel and creative table lighting solutions for the foodservice industry. Sterno’s product line includes wick and gel chafing fuels, butane stoves and accessories, liquid and traditional wax candles, catering equipment and lamps. The purchase price was approximately $160.0 million. On a primary basis, CODI initially owns all of the common equity ownership in Sterno Products. In addition to its equity investment in Sterno Products, the Company provided loans totaling approximately $91.6 million to Sterno Products as part of the transaction. The transaction is accounted for as a business combination. CGM acted as an advisor to the Company in the acquisition and continued to provide integration services during the first year of the Company's ownership of Sterno Products. CGM received integration service fees of $1.5 million which was payable quarterly as services were rendered beginning in the quarter ending December 31, 2014.
The results of operations of Sterno Products have been included in the consolidated results of operations since the date of acquisition. Sterno's results of operations are reported as a separate operating segment. The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date.

Sterno Products
(in thousands)
Amounts Recognized as of Acquisition Date
Assets:
Accounts Receivable (1)	$18,534
Inventory (2)	19,932
Property, plant and equipment (3)	18,004
Intangible assets	90,950
Goodwill	33,717
Other current and non-current assets	1,734
Total assets	$182,871
Liabilities:
Current liabilities	$20,120
Other liabilities	91,647
Total liabilities	$111,767

Net assets acquired	$71,104
Intercompany loans to business	91,647
$162,751

Acquisition Consideration
Purchase Price	$161,500
Working Capital Adjustment	1,251
Total purchase consideration	$162,751
Less: Transaction costs	(2,765)
Purchase price, net	$159,986

(1) Includes $18.8 million of gross contractual accounts receivable of which $0.2 million was not expected to be collected. The fair value of accounts receivable approximates book value acquired.
(2) Includes $2.0 million in inventory basis step-up, which was charged to cost of goods sold during the year ended December 31, 2014.
(3) Includes $6.9 million of property, plant and equipment basis step-up.

The Company incurred $2.8 million of transaction costs in conjunction with the Sterno acquisition for the year ended December 31, 2014, which is included in selling, general and administrative expense in the accompanying consolidated statements of operations. The goodwill of $33.7 million reflects strategic fit of Sterno Products into the Company's niche industrial businesses. The goodwill is expected to be deductible for tax purposes.

The values assigned to the identified intangible assets were determined by discounting the estimated future cash flows associated with these assets to their present value. The intangible assets preliminarily recorded in connection with the Sterno acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Customer Relationships	60,140	10 years
Trade name	30,810	Indefinite
	$90,950

Unaudited pro forma information
The following unaudited pro forma data for the years ended December 31, 2015 and 2014 gives effect to the acquisition of Manitoba Harvest, Clean Earth and Sterno Products, as described above, as if the acquisitions had been completed as of January 1, 2014, and the sale of CamelBak and AFM as if the dispositions had been completed as of January 1, 2014. The pro forma data gives effect to historical operating results with adjustments to interest expense, amortization and depreciation expense, management fees and related tax effects. The information is provided for illustrative purposes only and is not necessarily indicative of the operating results that would have occurred if the transaction had been consummated on the date indicated, nor is it necessarily indicative of future operating results of the consolidated companies, and should not be construed as representing results for any future period.

	Year Ended December 31,
(in thousands)	2015	2014
Net revenues	$828,547	$939,707
Operating income	39,892	40,952
Net income from continuing operations	(1,941)	255,266
Net income from continuing operations attributable to Holdings	(5,320)	243,629
Basic and fully diluted net income per share attributable to Holdings	(0.48)	4.67

Other acquisitions
Manitoba Harvest
On December 15, 2015, the Company's Manitoba Harvest subsidiary completed the acquisition of Hemp Oil Canada, Inc. (HOCI), for a purchase price of $30.8 million (C$42.0 million). HOCI is a bulk wholesale producer, private label packager and custom processor of hemp food product ingredients, located in Ste. Agathe, Manitoba. Manitoba Harvest incurred $0.4 million (C$0.5 million) of acquisition related costs for the HOCI acquisition which are recorded in selling, general and administrative expenses in the consolidated results of operation for the year ending December 31, 2015. The purchase price is subject to standard working capital adjustments. In connection with the acquisition of HOCI, certain of the selling shareholders of HOCI invested $6.8 million (C$9.3 million) in Manitoba Harvest in exchange for approximately 11% noncontrolling interest in Manitoba Harvest. The Company has not completed the preliminary allocation of the purchase price and has recorded the excess of the purchase price over the assets acquired as goodwill at December 31, 2015. The Company expects to finalize the purchase price allocation for HOCI during 2016 within the measurement period.

Clean Earth
On December 15, 2014, the Company's Clean Earth subsidiary completed the acquisition of American Environmental Services, Inc. ("AES"), for a purchase price of approximately $16.6 million. AES provides environmental services, managing hazardous and non-hazardous waste from off-site generators. AES has two fully permitted hazardous waste facilities located in Calvert City, Kentucky and Morgantown, West Virginia, serving industrial and government customers across the region. The acquisition expanded Clean Earth's customer base and geographic market penetration.

FOX
On March 31, 2014, FOX acquired certain assets and assumed certain liabilities of Sport Truck, USA, Inc. ("Sport Truck"), a privately held global distributor of its own branded aftermarket suspension solutions and a reseller of FOX products. The transaction was accounted for as a business combination. FOX paid cash consideration of approximately $40.8 million. The purchase price of Sport Truck was allocated to the assets acquired and liabilities assumed based on their respective fair values as of the date of acquisition with the excess purchase price allocated to goodwill.
On October 31, 2013, FOX completed the acquisition of certain assets of its Germany based distributor and service center. The acquisition was accounted for as a business combination. The total consideration transferred for the acquisition was $2.5 million and consisted of cash paid at closing of $1.1 million and $1.2 million of cash paid in 2014. The total consideration was reduced by the effective settlement of trade receivables and payables in the amount of $0.2 million, resulting in a net purchase price of $2.3 million.
The net assets acquired in the acquisitions by FOX in 2014 and 2013 were included in the balance of FOX that was deconsolidated as a result of the Company's ownership in FOX falling to 41% in July 2014. Refer to "Note E - Equity Method Investment".